Financial result (Tables)	12 Months Ended
Dec. 31, 2025
Financial result
Summary of financial income and expenses

The details of financial income and expenses are as follows:

	Consolidated
	Years ended on December 31,
	2025	2024	2023
Financial results related to loans, borrowings and debentures
Interest on debt	(6,441,757)	(5,767,426)	(4,267,829)
Monetary and exchange rate variation	2,473,085	(5,795,089)	1,921,632
Derivatives and fair value measurement(i)	(4,523,652)	3,787,479	(2,684,111)
Amortization of borrowing costs	(452,944)	(113,136)	(64,588)
Discounts obtained from financial operations	186,681	—	—
Guarantees and warranties	(19,374)	(36,079)	(38,773)
	(8,777,961)	(7,924,251)	(5,133,669)
Income from financial investments and exchange rate in cash and cash equivalents	2,505,285	1,975,811	2,057,369
Changes in fair value of investments in listed entities	87,844	—	(3,147,031)
	2,593,129	1,975,811	(1,089,662)

	(6,184,832)	(5,948,440)	(6,223,331)

Other charges and monetary variations
Interest on other receivables	728,102	464,883	450,478
Interest of other financial assets	(14,894)	—	1,777
Leases and concessions agreements	(517,451)	(387,044)	(514,236)
Interest on leases	(647,750)	(641,144)	(444,850)
Interest on shareholder's equity	(50,337)	(44,464)	(46,212)
Interest on contingencies and contracts	(470,301)	(605,231)	(781,087)
Interest on sectorial assets and liabilities	(111,245)	(88,170)	(97,845)
Bank charges and other	(141,873)	155,624	(107,747)
Foreign exchange, net	(380,840)	(1,655,731)	(133,974)
	(1,606,589)	(2,801,277)	(1,673,696)

Financial results, net	(7,791,421)	(8,749,717)	(7,897,027)

Reconciliation
Finance expense	(8,949,615)	(7,637,116)	(11,337,430)
Finance income	3,583,317	2,655,899	3,028,134
Exchange variation, net	2,397,352	(5,741,359)	1,777,438
Derivatives	(4,822,475)	1,972,859	(1,365,169)
Financial results, net	(7,791,421)	(8,749,717)	(7,897,027)

(i)

The variation was primarily driven by the depreciation of the U.S. dollar against the Brazilian real - with the average PTAX exchange rate decreasing from R$ 6.19 on December 31, 2024 to R$ 5.50 on December 31, 2025 (11.2% appreciation of the real).